Revenues from continuing operations - Disaggregation of revenue (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 184,665	$ 140,865	$ 108,374
Time charters (operating leases) [Member]
Revenues	171,134	137,893	108,374
Voyage Charters [Member]
Revenues	$ 13,531	$ 2,972	$ 0